Commitments	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 12 – COMMITMENTS

Operating lease commitments

The Company’s leases include showrooms, office and warehouse buildings. These leases had an average remaining lease term of approximately 4 years as of December 31, 2017. Rental expense charged to operations under operating leases for the years ended December 31, 2017, 2016 and 2015 was $3,921,672, $1,895,443 and $230,520, respectively.

Future minimum lease obligations for operating leases with initial terms in excess of one year at December 31, 2017 are as follows:

Twelve months ended December 31,
2018	$4,528,130
2019	3,369,427
2020	2,366,202
2021	1,462,104
2022	174,247
Thereafter	785,485
Total	$12,685,595